Note 31 Profit Attributable to Non Controlling Interests (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		€ 407	€ 965	€ 756
BBVA Garanti [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests	[1]	29	758	579
Peru BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		236	143	126
Argentina BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		83	26	38
Colombia BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		5	9	6
Venezuela BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		22	3	2
Other entities BBVA [Member]
Minority interest [Line Items]
Profit (loss), attributable to non-controlling interests		€ 32	€ 25	€ 5

[1]	(1) The change corresponds mainly to the IAS 29 implementation and the voluntary takeover bid for the entire share capital of Türkiye Garanti Bankası A.Ş. completed on May 18, 2022 (see Notes 2.2.19 and 3).